Pensions and Postretirement Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Pensions and Postretirement Benefit Plans [Abstract]
Schedule of Net Benefit Cost

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Service cost	$0.9	$0.8
Interest cost	2.8	2.9
Expected return on plan assets	(2.7)	(2.8)
Amortization of net loss	2.0	1.6
Amortization of transition asset	(0.1)	(0.1)

Net periodic benefit cost for defined benefit plans	$2.9	$2.4

Defined contribution plan expense	$1.5	$1.5
Other postretirement benefit plan expense	0.2	0.2
Multi-employer pension plan expense	0.2	0.2

	December 31,
	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
(Dollars in millions)
Components of net periodic benefit cost:
Service cost	$3.3	$3.1	$2.8	$0.2	$0.2	$0.2
Interest cost	11.1	11.4	10.8	0.6	0.7	0.8
Expected return on plan assets	(11.0)	(9.9)	(8.5)	0.0	0.0	0.0
Amortization of prior service cost	0.1	0.2	0.2	(0.1)	(0.1)	(0.3)
Amortization of net loss	6.3	5.2	6.3	0.0	0.0	0.0
Amortization of transition asset	(0.3)	(0.3)	(0.3)	0.0	0.0	0.0
Settlements and curtailments	0.2	0.5	0.0	0.0	0.0	0.0

Net periodic benefit cost	$9.7	$10.2	$11.3	$0.7	$0.8	$0.7

Schedule of Change in the Funded Status of the Pension and Post-Retirement Plans

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
(Dollars in millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$215.9	$201.9	$12.8	$13.6
Service cost	3.3	3.1	0.1	0.2
Interest cost	11.2	11.4	0.6	0.7
Plan participants’ contributions	0.2	0.2	0.0	0.0
Actuarial losses (gains)	20.2	12.9	(0.5)	(0.5)
Settlements	(0.8)	(2.4)	0.0	0.0
Curtailments	0.0	(1.1)	0.0	0.0
Currency translation	(0.3)	(0.7)	0.0	0.0
Benefits paid	(10.2)	(9.4)	(0.5)	(1.2)

Benefit obligation at end of year	239.5	215.9	12.5	12.8

Change in plan assets:
Fair value of plan assets at beginning of year	141.6	132.8	0.0	0.0
Actual return on plan assets	0.1	14.3	0.0	0.0
Employer contribution	15.9	6.3	0.5	1.2
Plan participants’ contributions	0.2	0.2	0.0	0.0
Settlements	(0.8)	(2.4)	0.0	0.0
Currency translation	(0.2)	(0.2)	0.0	0.0
Benefits paid	(10.2)	(9.4)	(0.5)	(1.2)

Fair value of plan assets at end of year	146.6	141.6	0.0	0.0

Funded status of the plan	$(92.9)	$(74.3)	$(12.5)	$(12.8)

Amounts recognized in the balance sheet consist of:
Noncurrent assets	$0.3	$0.9	$0.0	$0.0
Current liabilities	0.7	0.6	1.0	1.3
Noncurrent liabilities	92.5	74.6	11.5	11.5

Pension plans with benefit obligations in excess of plan assets:
Benefit obligation	$231.5	$208.1
Fair value of plan assets	138.3	132.9

Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$224.1	$201.6
Fair value of plan assets	138.3	132.9

Schedule of Projected Benefit Payments

	Pension Benefits	Other Benefits
(Dollars in millions)
2012	$12.1	$1.0
2013	10.8	0.9
2014	11.6	0.9
2015	11.9	0.9
2016	13.1	0.9
2017 – 2021	72.0	4.6

Schedule of Weighted-Average Assumptions

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Discount rate	4.55%	5.28%	4.37%	5.09%
Expected return on plan assets	7.68	7.65
Rate of compensation increase	3.09	3.10
Initial medical trend rate			7.80	8.00

Schedule of Weighted Average Asset Allocation for the Company's Pension Plans

	December 31,
	2011	2010
Equity securities	64%	67%
Debt securities	30	27
Other	6	6

	100%	100%

Schedule of Pension Plan Assets at Fair Value

	As of December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
(Dollars in millions)
U.S. equity securities	$0.0	$71.8	$0.0	$71.8
International equity securities	0.0	22.6	0.0	22.6
U.S. debt securities	0.0	22.0	0.0	22.0
International debt securities	0.0	22.4	0.0	22.4
Real estate and other investments	0.0	1.6	0.0	1.6
Cash and cash equivalents	0.0	6.2	0.0	6.2

	$0.0	$146.6	$0.0	$146.6

	As of December 31, 2010
	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
(Dollars in millions)
U.S. equity securities	$0.0	$70.3	$0.0	$70.3
International equity securities	0.0	25.3	0.0	25.3
U.S. debt securities	0.0	18.5	0.0	18.5
International debt securities	0.0	19.3	0.0	19.3
Real estate and other investments	0.0	1.6	0.0	1.6
Cash and cash equivalents	0.0	6.6	0.0	6.6

	$0.0	$141.6	$0.0	$141.6

Schedule of Health Care Cost Trend Rates

	1% Increase	1% Decrease
(Dollars in millions)
Increase (decrease) from change in health care cost trend rates:
Postretirement benefit expense	$0.0	$0.0
Postretirement benefit liability	0.3	(0.3)